Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS
SM
iShares Edge MSCI Multifactor USA Index Fund
iShares Edge MSCI Multifactor Intl Index Fund
Supplement dated December 3, 2020 to the Summary Prospectuses,
Prospectuses and Statement of Additional Information of the Funds,
each dated November 27, 2020
This Supplement was previously filed on October 13, 2020.
On September 24, 2020, the Board of Trustees of BlackRock Funds
SM
 (the “Trust”), on behalf of its series, iShares Edge MSCI Multifactor USA Index Fund and iShares Edge MSCI Multifactor Intl Index Fund (each, a “Fund”), approved a proposal to close each Fund to new and subsequent investments and thereafter to liquidate each Fund. Accordingly, effective 4:00 p.m. (Eastern time) on January 13, 2021, the Funds will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about January 20, 2021 (the “Liquidation Date”), all of the assets of each Fund will have been liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust. Shareholders may redeem their Fund shares or exchange their shares into shares of another mutual fund advised by BlackRock Advisors, LLC or its affiliates at any time prior to the Liquidation Date. In preparation for the liquidation, a Fund may deviate from its investment objective and principal investment strategies.
Shareholders should consult their personal tax advisers concerning their tax situation and the impact of the liquidation and/or exchanging to a different fund on their tax situation.

iShares Edge MSCI Multifactor USA Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS
SM
iShares Edge MSCI Multifactor USA Index Fund
iShares Edge MSCI Multifactor Intl Index Fund
Supplement dated December 3, 2020 to the Summary Prospectuses,
Prospectuses and Statement of Additional Information of the Funds,
each dated November 27, 2020
This Supplement was previously filed on October 13, 2020.
On September 24, 2020, the Board of Trustees of BlackRock Funds
SM
 (the “Trust”), on behalf of its series, iShares Edge MSCI Multifactor USA Index Fund and iShares Edge MSCI Multifactor Intl Index Fund (each, a “Fund”), approved a proposal to close each Fund to new and subsequent investments and thereafter to liquidate each Fund. Accordingly, effective 4:00 p.m. (Eastern time) on January 13, 2021, the Funds will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about January 20, 2021 (the “Liquidation Date”), all of the assets of each Fund will have been liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust. Shareholders may redeem their Fund shares or exchange their shares into shares of another mutual fund advised by BlackRock Advisors, LLC or its affiliates at any time prior to the Liquidation Date. In preparation for the liquidation, a Fund may deviate from its investment objective and principal investment strategies.
Shareholders should consult their personal tax advisers concerning their tax situation and the impact of the liquidation and/or exchanging to a different fund on their tax situation.

iShares Edge MSCI Multifactor Intl Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS
SM
iShares Edge MSCI Multifactor USA Index Fund
iShares Edge MSCI Multifactor Intl Index Fund
Supplement dated December 3, 2020 to the Summary Prospectuses,
Prospectuses and Statement of Additional Information of the Funds,
each dated November 27, 2020
This Supplement was previously filed on October 13, 2020.
On September 24, 2020, the Board of Trustees of BlackRock Funds
SM
 (the “Trust”), on behalf of its series, iShares Edge MSCI Multifactor USA Index Fund and iShares Edge MSCI Multifactor Intl Index Fund (each, a “Fund”), approved a proposal to close each Fund to new and subsequent investments and thereafter to liquidate each Fund. Accordingly, effective 4:00 p.m. (Eastern time) on January 13, 2021, the Funds will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about January 20, 2021 (the “Liquidation Date”), all of the assets of each Fund will have been liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust. Shareholders may redeem their Fund shares or exchange their shares into shares of another mutual fund advised by BlackRock Advisors, LLC or its affiliates at any time prior to the Liquidation Date. In preparation for the liquidation, a Fund may deviate from its investment objective and principal investment strategies.
Shareholders should consult their personal tax advisers concerning their tax situation and the impact of the liquidation and/or exchanging to a different fund on their tax situation.